Income taxes - Summary of taxes payable (Detail) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Income tax payable	$ 304,563	$ 546,299
VAT payable	182,647	263,397
Other tax payable	32,333	49,917
Totals	$ 519,543	$ 859,613